Document and Entity Information	May 05, 2021
Document and Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2021
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Central Index Key	0000077281
Entity Emerging Growth Company	false
Entity File Number	001-6300
Entity Incorporation, State Country Code	PA
Entity Tax Identification Number	23-6216339
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street
Entity Address, Address Line Three	Suite 1000
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document and Entity Information [Line Items]
Security 12b Title	Shares of Beneficial Interest, par value $1.00 per share
Trading Symbol	PEI
Security Exchange Name	NYSE
Series B Preferred Shares [Member]
Document and Entity Information [Line Items]
Security 12b Title	Series B Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrB
Security Exchange Name	NYSE
Series C Preferred Shares [Member]
Document and Entity Information [Line Items]
Security 12b Title	Series C Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrC
Security Exchange Name	NYSE
Series D Preferred Shares [Member]
Document and Entity Information [Line Items]
Security 12b Title	Series D Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrD
Security Exchange Name	NYSE